Fair Value Mesurements (Details) - USD ($)			3 Months Ended	6 Months Ended		12 Months Ended
	Oct. 13, 2021	Mar. 25, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Fair Value Mesurements (Details) [Line Items]
Equity financing				$ 10,000,000		$ 10,000
Principal amount percentage			3.00%		3.00%
Fair value amount	$ 134,000	$ 122,000
Expiration date		Jul. 13, 2021
FCA fair value	$ 134,000	$ 65,000
Represents amount lower						$ 1,000
Fair value lower than amount				$ 1,000
Minimum [Member]
Fair Value Mesurements (Details) [Line Items]
Principal amount percentage				2.00%		2.00%
Maximum [Member]
Fair Value Mesurements (Details) [Line Items]
Principal amount percentage				3.00%		3.00%